Concentrations of Credit and Other Risks (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts receivable
Revenue [Member] | Customer One[Member]
Concentration risk percentage	100.00%	100.00%
Revenue [Member] | Customer [Member]
Concentration risk percentage	100.00%	100.00%
Consulting Revenues [Member]
Concentration risk percentage	100.00%	100.00%